February 22, 2019
VIA EDGAR
The United States Securities and
    Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration Statement on Form S-1 (Filing No. 333-_____)
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company ("Nationwide"), we are filing the attached original registration statement on Form S-1 (Filing No. 333-______) (the "Registration Statement") for the purpose of registering a Single Purchase Payment Deferred Index-Linked Annuity Contract (the "Contract").
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide, is attached as an exhibit to the Registration Statement. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the Registration Statement. Financial statements and exhibits not filed herein will be filed by subsequent pre-effective amendment to the Registration Statement.
The Contracts offer investment options, referred to as "Strategies", each linking to the performance of a specific market index and including a level of protection against loss. Each Strategy in which the contract owner invests has a "Strategy Account." Nationwide will credit a Strategy Account with interest - which may be positive, negative, or equal to zero - on the last day of a Strategy’s term. Interest is also credited upon partial withdrawals and a full surrender. The amount of interest that Nationwide credits will depend on a Strategy’s "Crediting Factors." The Crediting Factors are an Index, Strategy Term, Index Multiplier, Strategy Spread, Protection Level, and Non-Preferred Withdrawal Adjustment Percentage. Each Crediting Factor is described in detail in the prospectus.
Interest credited at the end of a term is referred to as "Term Strategy Earnings", and interest credited upon a partial withdrawal or full surrender is referred to as "Interim Strategy Earnings." Term Strategy Earnings are calculated using the Strategy Earnings Percentage (or SEP) calculation, while Interim Strategy Earnings are calculated using the SEP and/or Interim Earnings Percentage (or IEP) calculation, depending on whether the contract owner takes a "Preferred Withdrawal" or "Non-Preferred Withdrawal".
Withdrawals or full surrenders of the Contract are treated as either a Preferred Withdrawal, a Non-Preferred Withdrawal, or a combination of both depending on the total dollar amount of the withdrawal during the contract year. For the first six contract years, Non-Preferred Withdrawals are subject to a Contingent Deferred Sales Charge and a Market Value Adjustment and are calculated using the IEP calculation. After the sixth contract year, Non-Preferred Withdrawals are not subject to a Contingent Deferred Sales Charge or a Market Value Adjustment but will continue to be calculated using the IEP calculation. Preferred Withdrawals are not subject to Contingent Deferred Sales Charge or a Market Value Adjustment.
Please contact me direct at (614) 677-6123 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Ben Mischnick
Ben Mischnick
Senior Counsel
cc:	Ms. Jaea Hahn